Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]
9.	Long-Term Debt

This consists of bank loans and lease financing transactions of the ship-owning companies and are as follows:

Borrower		December 31, 2023	December 31, 2024
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(a)	38,750,000	33,750,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(b)	5,500,000	-
Jonathan Shipowners Ltd.	(c)	6,200,000	-
Marcos Shipping Ltd.	(d)	18,000,000	10,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(e)	14,250,000	10,250,000
Gregos Shipping Ltd.	(f)	23,900,000	21,100,000
Terataki Shipping Ltd.	(g)	24,400,000	21,200,000
Tender Soul Shipping Ltd.	(h)	-	25,542,415
Leonidas Shipping Ltd.	(i)	-	21,400,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	(j)	-	43,875,000
Pepi Shipping Ltd.	(k)	-	20,145,000
		131,000,000	207,262,415
Less: Current portion		(31,200,000)	(37,308,115)
Long-term portion		99,800,000	169,954,300
Deferred charges, current portion		360,459	377,583
Deferred charges, long-term portion		638,129	1,480,914
Long-term debt, current portion net of deferred charges		30,839,541	36,930,532
Long-term debt, long-term portion net of deferred charges		99,161,871	168,473,386

The future annual loan repayments are as follows:

To December 31:
2025	37,308,115
2026	15,108,115
2027	32,408,115
2028	8,658,115
2029	37,658,115
Thereafter	76,121,840
Total	207,262,415

(a)

On July 13, 2023, the Company signed and drew a new term loan facility with Piraeus Bank S.A. (“Piraeus”) of $40,000,000 in order to refinance the existing indebtedness of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” with the same lender, amounting to $28,380,000 as of the date of refinancing and provide working capital to cover general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments in the amount of $1,250,000 each and a final balloon instalment of $20,000,000 to be paid together with the last instalment in July 2027. A margin of 0.9% above Secured Overnight Financing Rate (“SOFR”) is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 2.25% above SOFR. The loan is secured with the following: (i) first priority mortgages over M/V "Synergy Antwerp”, M/V "Synergy Busan”, M/V "Synergy Keelung” and M/V "Synergy Oakland”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $250,000 within 2023 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the then existing facility.

(b)

On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan was payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bore interest at SOFR plus a margin of 3.50%. On  March 7, 2024, Jonathan John Shipping Ltd. prepaid the outstanding balance of the first tranche amounting to $1,750,000 million. On December 5, Corfu Navigation Ltd. prepaid the outstanding balance of the second tranche amounting to $2,600,000, by using the Company’s own funds and M/V “Aegean Express” and M/V “EM Corfu” became unencumbered.

(c)

On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan was payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bore interest at SOFR plus a margin of 2.35%. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged. On  October 24, 2024, Jonathan Shipowners Ltd. repaid the full amount of outstanding indebtedness amounting to $2,900,000, by using the Company’s own funds and M/V “Jonathan P” became unencumbered.

(d)

On December 14, 2021, the Company signed a term loan facility with Eurobank Ergasias S.A. (“Eurobank”), and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at SOFR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 within 2022 for this loan.

(e)

On September 13, 2022, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”), and a loan of $19,250,000 was drawn by Rena Shipping Ltd. and Emmanuel Shipping Ltd., in order to finance general corporate purposes of the borrowers and the guarantor, being the Company. The loan is payable in ten consecutive quarterly installments of $1,000,000 each followed by a balloon payment of $9,250,000 payable together with the last installment in June 2025. The loan bears interest at SOFR plus a margin of 1.95%. The loan is secured with the following: (i) first priority mortgages over M/V “Emmanuel P” and M/V “Rena P”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $115,500 within 2022 for this loan. On December 23, 2022, following an assignment agreement between HSBC Bank plc. and Piraeus Bank S.A., the remaining balance of the loan was transferred to Piraeus Bank S.A. with all other terms and conditions remaining unchanged.

(f)

On March 30, 2023, the Company signed a loan agreement with Eurobank for a loan up to the lesser of $26.0 million or up to 67% of the vessel’s market value, in order to finance part of the construction cost of M/V “Gregos” (Hull No. 4201). A loan of $26,000,000 was drawn by Gregos Maritime Ltd. on March 31, 2023. The loan is payable in twenty-eight consecutive quarterly instalments, twelve in the amount of $700,000 and sixteen in the amount of $450,000, with a $10,400,000 balloon payment to be made with the last installment in March 2030. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $221,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgage over M/V "Gregos", (ii) first assignment of earnings and insurance of M/V "Gregos" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(g)

On June 29, 2023, the Company signed a loan agreement with the National Bank of Greece S.A., and a loan of $26,000,000 was drawn by Terataki Shipping Ltd., in order to finance part of the construction cost of M/V “Terataki” (Hull No. 4202). The loan is payable in twenty-four consecutive quarterly instalments, twelve in the amount of $800,000 and twelve in the amount of $200,000, with a $14,000,000 balloon payment to be made with the last installment in June 2029. The interest rate margin is 2.15% over SOFR. The Company paid loan arrangement fees of $260,000 within 2023 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgage over M/V "Terataki", (ii) first assignment of earnings and insurance of M/V "Terataki" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(h)

On January 31, 2024, Tender Soul Shipping Ltd., entered into a sale and lease back transaction for the newbuild vessel, M/V “Tender Soul”, which was consummated upon its delivery on February 6, 2024, whereby it was sold to a third party and immediately leased back to the Company under a bareboat charter for seven years with a purchase obligation at the end of the bareboat period and with purchase options at predetermined dates and prices during the period of the bareboat charter. The proceeds from the transaction, $27.0 million, were used to finance the delivery installment of the relevant vessel. Due to the existence of a purchase obligation (at the end of the seventh year) and purchase options (at predetermined amounts from the second to the seventh year), the transaction is treated as a failed sale and is accounted for as a financing arrangement. The Company paid loan arrangement fees of $378,200 within 2024 for this financing. The interest rate margin is 2.295% above SOFR.

(i)

On  April 18, 2024, the Company signed a loan agreement with First – Citizens Bank & Trust Company and a loan of $22.0 million was drawn by Leonidas Shipping Ltd., in order to finance part of the construction cost of M/V “Leonidas Z” (Hull No. 4237). The loan is payable in twenty consecutive quarterly instalments in the amount of $300,000, with a $16,000,000 balloon payment to be made with the last installment, due in the second quarter of 2029. The interest rate margin is 2.10% over SOFR. Interest rate margin can be reduced to 1.90% if the vessel is employed under eligible charters. The Company paid loan arrangement fees of $220,000 within 2024 for this loan. The security cover ratio covenant for this facility stands at 130%. The loan is secured with (i) first priority mortgage over M/V "Leonidas Z", (ii) first assignment of earnings and insurance of M/V "Leonidas Z" and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(j)

On May 3, 2024, the Company signed a loan agreement with National Bank of Fujairah PJSC for a loan up to the lesser of $45.0 million and 70% of the vessel’s market value for the financing of part of the construction cost of M/V “Monica” and M/V “Stephania K”. The two drawdowns of $22.5 million each took place on May 8, 2024 and June 26, 2024, respectively. The loan is payable in forty consecutive quarterly instalments in the amount of $562,500, with a $22,500,000 balloon payment to be made with the last installment due in the second quarter 2034 . The loan bears interest at SOFR plus a margin of 1.95% per annum. The Company paid loan arrangement fees of $637,500 within 2024 for this loan. The security cover ratio covenant for this facility stands at 120%. The loan is secured with (i) first priority mortgages over M/V “Monica” and M/V “Stephania K”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(k)

On July 11, 2024, the Company signed a loan agreement with Piraeus Bank S.A. for a loan up to the lesser of $20.4 million and 60% of the vessel’s market value for the financing of part of the construction cost of M/V “Pepi Star”. The drawdown of $20.4 million took place on July 18, 2024. The loan is payable in twenty-eight consecutive quarterly instalments in the amount of $255,000, with a $13,260,000 balloon payment to be made with the last installment. A margin of 0.9% above SOFR is applicable to the portion of the loan equivalent to the Company’s aggregate deposits held in an account with the lender and pledged in favor of the lender, whereas the margin applicable on the remaining part of the loan outstanding amounts to 1.80% above SOFR. The Company paid loan arrangement fees of $163,000 within 2024 for this loan. The security cover ratio covenant for this facility stands at 125%. The loan is secured with (i) first priority mortgages over M/V “Pepi Star”, (ii) first assignment of earnings and insurance of the vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,702,994 and $6,926,823 as of December 31, 2023 and 2024, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2024, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2022, 2023 and 2024 amounted to $4,729,759, $5,955,496 and $10,081,914 respectively, after interest capitalized to the vessels under construction. Capitalized interest for the years ended December 31, 2022, 2023 and 2024 amounted to $544,639, $3,410,933 and $4,183,514, respectively.